Acquisitions and Business Combinations - Disclosure of Goodwill Acquired (Details) R in Millions, $ in Millions	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill	R 520	R 526
Moab Khotsong
Disclosure of detailed information about business combination [line items]
Consideration paid	0	3,474	$ 300
Fair value of net identifiable assets acquired	0	(3,172)
Goodwill	R 0	R 302